Condensed Financial Information of the Parent Company (Tables)	12 Months Ended
Dec. 31, 2024
Condensed Financial Information of the Parent Company [Abstract]
Schedule of Condensed Balance Sheets

Condensed balance sheets

	As of December 31,
	2023	2024	2024
	HK$	HK$	US$
ASSETS
Current assets
Cash and cash equivalents	—	90,107	11,600
Total current assets	—	90,107	11,600

Non-current assets
Investment in a subsidiary	8	8	1
Total non-current assets	8	8	1
TOTAL ASSETS	8	90,115	11,601
	As of December 31,
	2023	2024	2024
	HK$	HK$	US$
LIABILITIES AND SHAREHOLDERS’ DEFICIT
Current liabilities
Amount due to a fellow subsidiary	17,872	373,429	48,075
Total current liabilities and total liabilities	17,872	373,429	48,075

SHAREHOLDERS’ DEFICIT
Class A ordinary shares, no par value per share, 324,000,000 shares authorized, and 18,000,000 shares issued and outstanding as of December 31, 2023 and 2024*	—	—	—
Class B ordinary shares, no par value per share, 36,000,000 shares authorized, and 4,500,000 shares issued and outstanding as of December 31, 2023 and 2024*	—	—	—
Additional paid-in capital	31,196	31,196	4,016
Accumulated other comprehensive losses	(49,060)	(314,510)	(40,490)
Total shareholders’ deficit	(17,864)	(283,314)	(36,474)
TOTAL LIABILITIES AND SHAREHOLDERS’ DEFICIT	8	90,115	11,601

*        Retrospectively restated for effect of share recapitalization (Note 1)

Schedule of Condensed Statements of Loss

Condensed statements of loss

	For the years ended December 31,
	2022	2023	2024	2024
	HK$	HK$	HK$	US$
Operating expenses:
General and administrative expenses	—	(49,060)	(265,450)	(34,174)
Total operating expenses	—	(49,060)	(265,450)	(34,174)
Loss before income taxes	—	(49,060)	(265,450)	(34,174)
Income tax expense	—	—	—	—
Net loss	—	(49,060)	(265,450)	(34,174)

Schedule of Condensed Statements of Cash Flows

Condensed statements of cash flows

	For the years ended December 31,
	2022	2023	2024	2024
	HK$	HK$	HK$	US$
Cash flows from operating activities
Net loss	—	(49,060)	(265,450)	(34,174)
Change in operating assets and liabilities:	—	—	—	—
Net cash used in operating activities	—	(49,060)	(265,450)	(34,174)

Cash flows from investing activities
Investment in a subsidiary	—	(8)	—	—
Net cash used in investing activities	—	(8)	—	—

Cash flows from financing activities
Advance from a subsidiary	—	17,872	355,557	45,774
Subscription received from shareholders	—	31,196	—	—
Net cash generated from financing activities	—	49,068	355,557	45,774

Net change in cash and cash equivalents	—	—	90,107	11,600

Cash and cash equivalents at the beginning of the year	—	—	—	—
Cash and cash equivalents at the end of the year	—	—	90,107	11,600